AXP (SM) Insured
                                                                    Tax-Exempt
                                                                          Fund
                                                        1999 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) padlock


AXP Insured Tax-Exempt Fund, seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital.

No-default
Insurance

Any investment involves risks. For a municipal bond investor, there's the risk that the bond issuer could default on its payments. But there are bonds that are insured against default, and these are the ones that AXP Insured Tax-Exempt Fund invests in. While this doesn't mean that shareholders are insulated from fluctuations in bond market values, it does ensure that the Fund receives principal and interest payments when they are due. Along the way, shareholders enjoy regular income that is generally free from federal income tax.

CONTENTS
From the Chairman                         3
From the Portfolio Manager                3
Fund Facts                                5
The 10 Largest Holdings                   6
Financial Statements                      7
Notes to Financial Statements            10
Investments in Securities                18

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Paul B. Hylle
Paul B. Hylle
Portfolio Manager

From the Portfolio Manager
In a very difficult environment for bonds, especially municipal issues, AXP Insured Tax-Exempt Fund's Class A shares experienced a loss (excluding the sales charge) of 2.74% on a total return basis (which includes net asset value change and interest income) during the first half of the fiscal year - July through December 1999. The Fund's monthly interest payout, however, remained largely unchanged over the six months.

Although the data had yet to reflect a significant upturn in consumer prices, the fear of potentially higher inflation was in the air when the period began. Fostering investors' concerns were ongoing economic strength, a run-up in oil prices, an unusually tight labor market and a hike in short-term interest rates by the Federal Reserve Board just prior to the start of the period.

SELLING PRESSURE INCREASES
The ultimate result of these factors was increased selling pressure on bonds, which in turn dragged down prices for much of the six months. A particular problem for municipal issues was heavy selling on the part of insurance companies, which historically have been large holders of municipals. Also adding to the negative environment was a sizable new supply of corporate bonds, which further drew potential buyers away from the municipal market, and generally weak cash flow into municipal bond mutual funds.

For the Fund, this meant that, while it continued to earn interest income from its holdings, the drop in bond prices resulted in a decline in its net asset value (NAV). This was aggravated somewhat by my decision to increase the duration of the Fund's portfolio in anticipation of a potential interest-rate decline, which did not develop. (Duration, a function of the average maturity of the securities in the portfolio, affects the NAV's sensitivity to interest-rate changes. In general, the longer the duration, the greater the sensitivity.) On the other hand, I'm glad to be able to report that the Fund's interest income held up relatively well. This reflects my continued emphasis on keeping the Fund's income as high as prudently possible.

As we enter the second half of the fiscal year, I'm looking forward to what I think will be a gradually improving bond market, especially for municipals. First and probably foremost, I think we'll see signs that the economy is starting to cool off a bit, which in turn should alleviate concern on the part of investors and the Federal Reserve Board that inflation may be about to shoot up. Ultimately, that should reduce some of the upward pressure on interest rates. Beyond that, it appears that the bulk of selling pressure from institutional bond investors is over and that the municipal market won't be flooded with a supply of new issues in the months ahead.

Paul B. Hylle

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $5.16
June 30, 1999                                                     $5.44
Decrease                                                          $0.28

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.14
From capital gains                                                $ --
Total distributions                                               $0.14
Total return*                                                     -2.74%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $5.16
June 30, 1999                                                     $5.44
Decrease                                                          $0.28

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.12
From capital gains                                                $ --
Total distributions                                               $0.12
Total return*                                                     -3.11%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $5.15
June 30, 1999                                                     $5.44
Decrease                                                          $0.29

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.14
From capital gains                                                $ --
Total distributions                                               $0.14
Total return*                                                     -2.68%**
  *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings
                                                                           Percent            Value
                                                                                              C>
                                                                      (of net assets)  (as of Dec. 31, 1999)
Brazos River Texas Authority  Collateralized Pollution Control
Refunding Revenue Bonds Texas Utility Electric Series 1992C A.M.T.
6.70% 2022                                                                   3.40%          $15,601,698

Pittsburgh Pennsylvania Water & Sewer Authority System Pre-refunded
Revenue Bonds Series 1991A
6.50% 2014                                                                   2.29            10,502,600

New York State Energy  Research &  Development  Authority  Solid Waste
Disposal Revenue Bonds State Electric & Gas Company Series 1993A A.M.T.
5.70% 2028                                                                   2.26            10,377,994

Metropolitan  Washington  D.C.  Airports  Authority  Airport System Revenue
Bonds Series 1992A A.M.T.
6.63% 2019                                                                   2.11             9,675,847

San Diego County California Certificate of Participation Regional
Authority Bonds Mt. Tower Series 1991 Inverse Floater
6.36% 2019                                                                   2.03             9,294,119

Colorado River Texas Municipal Water District Water System
Pre-refunded Revenue Bonds Series 1991A
6.63% 2021                                                                   1.99             9,114,490

Harris County Texas Toll Road Senior Lien Pre-refunded Revenue Bonds
Series 1992A
6.50% 2017                                                                   1.89             8,685,445

Austin Texas Combined Utilities System Refunding Revenue Bonds Series 1994
5.75% 2024                                                                   1.88             8,611,520

Louisiana Energy & Power Authority Refunding Revenue Bonds  Rodemacher
Unit 2 Series 1991
6.75% 2008                                                                   1.59             7,294,000

Houston Texas Water & Sewer System Junior Lien
Refunding Revenue Bonds Series 1997A
5.25% 2022                                                                   1.40             6,409,690

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here
make up 20.84% of net assets

(icon of) pie chart

Financial Statements
Statement of assets and liabilities
AXP Insured Tax-Exempt Fund

Dec. 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $444,561,856)                                            $450,269,565
Cash in bank on demand deposit                                                     11,459
Accrued interest receivable                                                     7,309,322
Receivable for investment securities sold                                       1,007,896
                                                                                ---------
Total assets                                                                  458,598,242
                                                                              -----------

Liabilities
Dividends payable to shareholders                                                 377,488
Payable for investment securities purchased                                         2,281
Accrued investment management services fee                                          5,659
Accrued distribution fee                                                            4,325
Accrued service fee                                                                 2,345
Accrued transfer agency fee                                                           649
Accrued administrative services fee                                                   503
Other accrued expenses                                                             77,846
                                                                                   ------
Total liabilities                                                                 471,096
                                                                                  -------
Net assets applicable to outstanding capital stock                           $458,127,146
                                                                             ============

Represented by
Shares of beneficial interest-- $.01 par value (Note 1)                      $    887,704
Additional paid-in capital                                                    466,384,677
Excess of distributions over net investment income                                (23,135)
Accumulated net realized gain (loss)                                          (14,725,923)
Unrealized appreciation (depreciation) on investments (Note 5)                  5,603,823
                                                                                ---------
Total-- representing net assets applicable to outstanding shares             $458,127,146
                                                                             ============
Net assets applicable to outstanding shares:      Class A                    $401,157,664
                                                  Class B                    $ 56,968,256
                                                  Class Y                    $      1,226
Net asset value per share of outstanding shares:  Class A shares  77,731,687 $       5.16
                                                  Class B shares  11,038,459 $       5.16
                                                  Class Y shares         238 $       5.15
                                                                 ----------- ------------

See accompanying notes to financial statements.

Statement of operations
AXP Insured Tax-Exempt Fund

Six months ended Dec. 31, 1999 (Unaudited)


Investment income
Income:
Interest                                                                   $ 14,309,380
                                                                           ------------
Expenses (Note 2):
Investment management services fee                                            1,086,842
Distribution fee
   Class A                                                                      529,389
   Class B                                                                      297,639
Transfer agency fee                                                             110,386
Incremental transfer agency fee
   Class A                                                                       10,902
   Class B                                                                        2,569
Administrative services fees and expenses                                        98,701
Compensation of board members                                                     4,288
Custodian fees                                                                   19,237
Printing and postage                                                             14,970
Registration fees                                                                24,523
Audit fees                                                                        9,250
Other                                                                               264
                                                                                    ---
Total expenses                                                                2,208,960
   Earnings credits on cash balances (Note 2)                                    (9,797)
                                                                                 ------
Total net expenses                                                            2,199,163
                                                                              ---------
Investment income (loss) -- net                                              12,110,217
                                                                             ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                               (59,916)
   Financial futures contracts                                                 (626,308)
                                                                               --------
Net realized gain (loss) on investments                                        (686,224)
Net change in unrealized appreciation (depreciation) on investments         (24,965,666)
                                                                            -----------
Net gain (loss) on investments                                              (25,651,890)
Net increase (decrease) in net assets resulting from operations            $(13,541,673)
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
AXP Insured Tax-Exempt Fund
                                                                      Dec. 31, 1999       June 30, 1999
                                                                     Six months ended      Year ended
                                                                        (Unaudited)

Operations and distributions
Investment income (loss) -- net                                       $  12,110,217      $  24,414,236
Net realized gain (loss) on investments                                    (686,224)           734,137
Net change in unrealized appreciation (depreciation) on investments     (24,965,666)       (16,718,013)
                                                                        -----------        -----------
Net increase  (decrease)  in net assets  resulting  from  operations    (13,541,673)         8,430,360
                                                                        -----------          ---------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (10,832,938)       (22,223,076)
      Class B                                                            (1,299,888)        (2,197,167)
      Class Y                                                                   (33)               (68)
   Net realized gain
      Class A                                                               (13,944)          (922,787)
      Class B                                                                (1,999)          (107,713)
      Class Y                                                                    --                 (3)
                                                                           --------           --------
Total distributions                                                     (12,148,802)       (25,450,814)
                                                                        -----------        -----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                               34,167,158         58,225,005
   Class B shares                                                         9,280,010         23,201,849
Reinvestment of distributions at net asset value
   Class A shares                                                         7,534,117         15,818,861
   Class B shares                                                         1,003,698          1,774,014
   Class Y shares                                                                33                 70
Payments for redemptions
   Class A shares                                                       (57,390,991)       (74,499,480)
   Class B shares (Note 2)                                              (10,641,078)        (6,558,443)
                                                                        -----------         ----------
Increase (decrease) in net assets from share transactions               (16,047,053)        17,961,876
                                                                        -----------         ----------
Total increase (decrease) in net assets                                 (41,737,528)           941,422
Net assets at beginning of period                                       499,864,674        498,923,252
                                                                        -----------        -----------
Net assets at end of period                                            $458,127,146       $499,864,674
                                                                       ============       ============

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Insured Tax-Exempt Fund
(Unaudited as to Dec. 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Special Tax-Exempt Series Trust was organized as a Massachusetts business trust on April 7, 1986. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including AXP Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest.

The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

 The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

As of Dec. 31, 1999, American Express Finanical Corporation (AEFC) owned 238 Class Y shares.

2. EXPENSES AND SALES CHARGES
The Fund has an agreement with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $390,581 for Class A and $79,668 for Class B for the six months ended Dec. 31, 1999.

During the six months ended Dec. 31, 1999, the Fund's custodian and transfer agency fees were reduced by $9,797 as a result of earnings credits from overnight cash balances.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $17,838,633 and $44,999,345, respectively, for the six months ended Dec. 31, 1999. Realized gains and losses are determined on an identified cost basis.


4. SHARE TRANSACTIONS
Transactions in shares of the Fund for the periods indicated are as follows:

                                             Six months ended Dec. 31, 1999
                                         Class A        Class B        Class Y
Sold                                    6,499,355      1,753,058          --
Issued for reinvested distributions     1,426,507        190,070          6
Redeemed                              (10,887,813)    (2,017,720)         --
                                      -----------     ----------     ----------
Net increase (decrease)                (2,961,951)       (74,592)         6

                                                Year ended June 30, 1999
                                         Class A        Class B        Class Y
Sold                                   10,339,760      4,119,334          --
Issued for reinvested distributions     2,813,067        315,747          12
Redeemed                              (13,244,629)    (1,174,064)         --
                                      -----------      ----------     --------
Net increase (decrease)                   (91,802)     3,261,017          12


5. INTEREST RATE FUTURES CONTRACTS
As of Dec. 31, 1999, investments in securities included securities valued at $970,610 that were pledged as collateral to cover initial margin deposits on 73 open purchase contracts. The market value of the open purchase contracts as of Dec. 31, 1999, was $6,750,219 with a net unrealized loss of $103,886. See "Summary of significant accounting policies."

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Dec. 31, 1999.

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended June 30,
Per share income and capital changesa

                                                                                 Class A
                                                                   1999b    1999   1998     1997      1996

Net asset value, beginning of period                                $5.44   $5.63  $5.51    $5.43    $5.40

Income from investment operations:

Net investment income (loss)                                          .14     .27    .28      .30      .30

Net gains (losses) (both realized and unrealized)                    (.28)   (.18)   .13      .07      .03

Total from investment operations                                     (.14)    .09    .41      .37      .33

Less distributions:

Dividends from net investment income                                 (.14)   (.27)  (.29)    (.29)    (.28)

Distributions from realized gains                                     --     (.01)    --      --      (.02)

Total distributions                                                  (.14)   (.28)  (.29)    (.29)    (.30)

Net asset value, end of period                                      $5.16   $5.44  $5.63    $5.51    $5.43


Ratios/supplemental data

Net assets, end of period (in millions)                              $401    $439   $455     $462     $491

Ratio of expenses to average daily net assetsd                       .82%c   .75%   .73%     .74%     .75%

Ratio of net investment income (loss) to average daily net assets   5.11%c  4.87%  5.09%    5.42%    5.16%

Portfolio turnover rate (excluding short-term securities)              4%     13%    17%      33%      52%

Total returne                                                      (2.74%)  1.74%  7.60%    7.08%    6.26%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Dec. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.


Fiscal period ended June 30,
Per share income and capital changesa

                                                             Class B                               Class Y

                                                1999b   1999   1998   1997   1996       1999b   1999   1998   1997   1996

Net asset value,
beginning of period                             $5.44  $5.63  $5.51  $5.43  $5.40      $5.44   $5.64  $5.52   $5.44  $5.41
Income from investment operations:

Net investment income (loss)                      .12    .23    .24    .25    .26        .14     .30    .29     .30    .31

Net gains (losses)
(both realized and unrealized)                   (.28)  (.18)   .13    .08    .03       (.29)   (.19)   .13     .08    .03

Total from investment operations                 (.16)   .05    .37    .33    .29       (.15)    .11    .42     .38    .34

Less distributions:

Dividends from net
investment income                                (.12)  (.23)  (.25)  (.25)  (.24)      (.14)   (.30)  (.30)   (.30)  (.29)

Distributions from realized gains--                (.01)   --   --    (.02)  --         (.01)    --     --     (.02)

Total distributions                                (.12)  (.24) (.25) (.25) (.26)       (.14)   (.31)  (.30)   (.30)  (.31)

Net asset value, end of period                    $5.16  $5.44 $5.63 $5.51 $5.43       $5.15   $5.44  $5.64   $5.52  $5.44


Ratios/supplemental data

Net assets, end of period (in millions)             $57    $61   $44   $31   $21         $--     $--   $--    $--   $--

Ratio of expenses to
average daily net assetsd                         1.58%c 1.51% 1.49% 1.50% 1.51%        .71%c   .60%   .48%    .58%   .57%

Ratio of net investment income
(loss) to average daily net assets                4.36%c 4.13% 4.34% 4.71% 4.42%       5.19%c  5.01%  5.30%   5.78%  5.32%

Portfolio turnover rate
(excluding short-term securities)                    4%    13%   17%   33%   52%          4%     13%    17%     33%    52%

Total returne                                    (3.11%)  .99% 6.80% 6.26% 5.46%      (2.68%)  1.87%  7.73%   7.25%  6.40%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Dec. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

Investments in Securities

AXP Insured Tax-Exempt Fund
Dec. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.6%)
Name of issuer and                                       Coupon          Principal           Value(a)
title of issue(b,c)                                       rate            amount

Alabama (1.2%)
Jefferson County Capital Improvement
   Sewer Revenue Bonds Series A (FGIC Insured)
      02-01-39                                            5.13%          $3,000,000         $2,501,040
Mobile General Obligation Capital Improvement Warrants
   Convention Center Pre-refunded Bonds
   Series 1990 (AMBAC Insured)
      08-15-20                                            7.13            3,000,000          3,115,080
Total                                                                                        5,616,120

Alaska (2.0%)
North Slope Borough Capital Appreciation
   Unlimited General Obligation Bonds
   Zero Coupon Series 1995A (MBIA Insured)
      06-30-06                                            5.61            5,300,000(d)       3,772,328
North Slope Borough General Obligation Bonds
   Zero Coupon Series 1996B (MBIA Insured)
      06-30-07                                            5.72            8,000,000(d)       5,372,400
Total                                                                                        9,144,728

Arizona (1.5%)
Chandler Water & Sewer Refunding Revenue Bonds
   Series 1991 (FGIC Insured)
      07-01-12                                            7.00            1,250,000          1,303,300
Health Facilities Authority Hospital System
   Refunding Revenue Bonds Phoenix Baptist Hospital
   Series 1992 (MBIA Insured)
      09-01-11                                            6.25            1,650,000          1,736,790
Phoenix Civic Improvement Wastewater System
   Lease Refunding Revenue Bonds (Secondary MBIA Insured)
      07-01-23                                            4.75            4,500,000          3,688,605
Total                                                                                        6,728,695

Arkansas (0.3%)
Jonesboro Residential Housing & Health Care Facility Board
   St. Bernards Regional Medical Center Hospital Refunding
   Revenue & Construction Bonds Series 1996B
   (AMBAC Insured)
      07-01-16                                            5.90            1,200,000          1,191,264

California (12.1%)
Contra Costa Water District Revenue Bonds
   Series 1994G (MBIA Insured)
      10-01-19                                            5.50            4,675,000          4,463,363
Delta Counties Home Mortgage  Finance  Authority
 Single Family Mortgage Revenue
 Bonds Series 1998A (MBIA Insured) A.M.T.
      06-01-24                                            6.70            1,045,000          1,110,083
Desert Sands Unified School District Convertible
   Capital Appreciation Certificates Zero Coupon Series 1995
   (FSA Insured)
      03-01-20                                            6.45            3,000,000(g)       2,871,000
Eastern Municipal Water District Riverside County
   Water & Sewer Pre-refunded Revenue
   Certificates of Participation Series 1991 (FGIC Insured)
      07-01-20                                            6.50            5,460,000          5,732,726
Fontana Unified School District
   San Bernardino County General Obligation
   Convertible Capital Appreciation Bonds
   Series 1995C (FGIC Insured)
      05-01-20                                            6.15            6,000,000          6,103,319
Fresno Health Facility Revenue Bonds Holy Cross-St. Agnes
   (Secondary MBIA Insured)
      06-01-21                                            6.63            2,000,000          2,133,400
Los Angeles Department of Airports Revenue Bonds
   Los Angeles International Airport Series 1995D
   (FGIC Insured) A.M.T.
      05-15-15                                            5.50            2,000,000          1,933,440
Los Angeles Department of Water & Power Waterworks
   Refunding Revenue Bonds
   Second Issue (Secondary FGIC Insured)
      05-15-23                                            4.50            1,520,000          1,206,318
Northern California Transmission Select Auction
   Variable Rate Security & Residual Interest Revenue Bonds
   Inverse Floater (MBIA Insured)
      04-29-24                                            5.50            2,500,000(e)       2,328,800
Oceanside Certificate of Participation Refunding Bonds
   Oceanside Civic Center (MBIA Insured)
      08-01-19                                            5.25            1,730,000          1,587,189
Rural Home Mortgage Financing Authority
Single Family Mortgage Revenue Bonds 3rd
   Series 1997A (GNMA Insured) A.M.T.
      09-01-29                                            7.00            1,425,000          1,527,657
San Diego County Certificate of Participation
   Regional Authority Bonds Mt. Tower
   Series 1991 Inverse Floater (MBIA Insured)
      11-18-19                                            6.36            9,000,000(e)       9,294,119
San Jose Redevelopment Agency Merged Area
   Redevelopment Tax Allocation Bonds
   Series 1993 (MBIA Insured)
      08-01-24                                            4.75            2,400,000          1,971,528
San Mateo County Joint Power Financing Authority
   Lease Revenue Bonds San Mateo County Health Center
   Series 1994A (FSA Insured)
      07-15-22                                            5.75            1,500,000          1,596,855
State Public Works Board Lease Revenue Bonds
   Department of Correction Substance Abuse Treatment
   Facility & State Prison at Corcoran
   Series 1996A (AMBAC Insured)
      01-01-21                                            5.25            2,000,000          1,820,020
State Public Works Board Lease Revenue Bonds
   University of California Series 1992A (AMBAC Insured)
      12-01-16                                            6.40            2,000,000          2,141,240
State Unlimited Tax General Obligation Bonds
   (Secondary FGIC Insured)
      09-01-23                                            4.75            2,100,000          1,733,508
Statewide Community Development Authority
   Certificate of Participation
   Sutter Health Obligated Group (MBIA Insured)
      08-15-22                                            5.50            5,750,000          5,349,225
Total                                                                                       54,903,790

Colorado (2.2%)
Denver City & County Airport Revenue Bonds Series 1995B
(MBIA Insured) A.M.T.
11-15-17                                                  5.75            4,290,000(i)       4,163,917

Denver City & County Airport Revenue Bonds Series A
(FSA Insured) A.M.T.
      11-15-25                                            5.00            2,000,000          1,648,080
Douglas County School District General Obligation
   Improvement Bonds Series 1994A (MBIA Insured)
      12-15-16                                            6.50            1,500,000          1,601,220
Larimer County School District R-1 Certificate of
 Participation Series 1997 (MBIA Insured)
      12-01-16                                            5.65            1,000,000            983,910
Larimer, Weld & Boulder Counties School District R-2J
   Thompson Unlimited General Obligation Capital
   Appreciation Bonds Zero Coupon
   Series 1997 (FGIC Insured)
      12-15-11                                            5.45            2,000,000(d)       1,022,620
      12-15-12                                            5.50            1,400,000(d)         669,998
Total                                                                                       10,089,745

Delaware (0.2%)
Health Facilities Authority Refunding Revenue Bonds
   Medical Center of Delaware Series 1989 (MBIA Insured)
      10-01-15                                            7.00            1,000,000          1,090,140

District of Columbia (0.5%)
Association of American Medical Colleges
   College Revenue Bonds Series 1997A (AMBAC Insured)
      02-15-27                                            5.38            2,500,000          2,209,825

Florida (0.9%)
Alachua County Public Improvement
   Refunding Revenue Bonds
   (FSA Insured)
      08-01-21                                            5.13            2,000,000          1,780,780
Department of Transportation Turnpike Revenue Bonds
   Series 1991A (AMBAC Insured)
      07-01-20                                            6.25            1,250,000          1,281,750
State Correctional Privatization Commission
   Certificate of Participation 350 Bed Youthful Columbia
   Series 1995A (AMBAC Insured)
      08-01-17                                            5.00            1,000,000            896,230
Total                                                                                        3,958,760

Georgia (3.2%)
Chatham County Hospital Authority Revenue Bonds
   Memorial Medical Center Series 1990A (MBIA Insured)
      01-01-21                                            7.00            4,500,000          4,709,386
Cherokee County Water & Sewer Authority
   Water & Sewer Revenue Bonds Series 1995
   (MBIA Insured)
      08-01-25                                            5.20            4,935,000          4,457,637
Fulton County Water & Sewer Revenue Bonds
   (FGIC Insured)
      01-01-14                                            6.38            3,250,000          3,514,606
Richmond County Water & Sewer Refunding Revenue
   Improvement Bonds Series 1996A (FGIC Insured)
      10-01-28                                            5.25            2,500,000          2,198,325
Total                                                                                       14,879,954

Hawaii (0.2%)
Harbor System Revenue Bonds
   Series 1997 (MBIA Insured) A.M.T.
      07-01-27                                            5.50            1,000,000            887,530

Illinois (5.3%)
Chicago O'Hare International Airport
   General Revenue Bonds Series 1990A
   (AMBAC Insured) A.M.T.
      01-01-16                                            7.50            1,045,000          1,066,088
Chicago Public Building Commission
   Pre-refunded Revenue Bonds Series 1990A (MBIA Insured)
      01-01-15                                            7.13            5,000,000          5,111,700
Chicago Reform Board of Trustees
   Board of Education Unlimited Tax General Obligation
   Refunding Bonds Dedicated Tax Revenue
   Zero Coupon Series 1999A (FGIC Insured)
      12-01-21                                            5.27           10,465,000(d)       2,619,808
Cook County Consolidated High School
   District 200 Limited Tax General Obligation Bonds
   Oak Park Zero Coupon Series 1998 (FSA Insured)
      12-01-15                                            5.60            7,190,000(d)       2,745,933
      12-01-17                                            5.62            3,750,000(d)       1,238,475
McHenry County Community High School District
   157 Unlimited Tax Capital Appreciation General
   Obligation Bonds Zero Coupon Series 1998 (FSA Insured)
      12-01-17                                            5.60            5,790,000(d)       1,912,205
Southern Illinois University Housing & Auxiliary
   Facilities System Revenue Bonds
   Zero Coupon Series 1999A (MBIA Insured)
      04-01-26                                            5.55            4,000,000(d)         757,640
St. Clair County Public Community Building
   Capital Appreciation Revenue Bonds
   Zero Coupon Series 1997B (FGIC Insured)
      12-01-14                                            5.95            2,000,000(d)         831,640
St. Clair County Unlimited Tax Capital Appreciation
   General Obligation Bonds Zero Coupon
   Series 1999 (FGIC Insured)
      10-01-16                                            5.58            4,710,000(d)       1,707,611
      10-01-17                                            5.58            6,745,000(d)       2,277,989
      10-01-18                                            5.80            6,935,000(d)       2,067,462
      10-01-19                                            5.80            7,060,000(d)       1,958,162
Total                                                                                       24,294,713

Indiana (2.5%)
Fort Wayne Hospital Authority Revenue Bonds
   Parkview Health System (MBIA Insured)
      11-15-28                                            4.75            2,500,000          1,943,875
Marion County Hospital Authority Refunding Revenue Bonds
   Methodist Hospital Series 1989 (MBIA Insured)
      09-01-13                                            6.50            4,000,000          4,047,480
State Health Facility Finance Authority Hospital
   Refunding Revenue Bonds Columbus Regional Hospital
   Series 1993 (CGIC Insured)
      08-15-15                                            7.00            5,000,000          5,636,250
Total                                                                                       11,627,605

Kansas (0.5%)
Labette County Single Family Housing Revenue
   Bonds Series 1998A-2 (GNMA Insured)
   12-01-11                                               7.65              215,000            222,729
Sedgwick & Shawnee  Counties  Single  Family
 Housing  Revenue  Mortgage  Backed Securities
 1st Series 1997A (MBIA Insured) A.M.T.
      06-01-29                                            6.95            1,810,000(h)       1,941,786
Total                                                                                        2,164,515

Louisiana (1.6%)
Energy & Power Authority Refunding Revenue Bonds
   Rodemacher Unit 2 Series 1991 (FGIC Insured)
      01-01-08                                            6.75            7,000,000          7,294,000

Maine (0.4%)
State Turnpike Authority Turnpike Revenue Bonds
   (MBIA Insured)
      07-01-18                                            6.00            1,790,000          1,905,688

Massachusetts (4.3%)
Health & Educational Facilities Authority
   Revenue Bonds Cape Cod Health System
   Series 1993A (Connie Lee Insured)
      11-15-21                                            5.25            4,000,000          3,483,320
Municipal Wholesale Electric Power
   Supply System Refunding Revenue Bonds
   Series 1994B (MBIA Insured)
      07-01-11                                            4.75            5,250,000          4,833,465
State Bay Transportation Authority Series 1995B
   (AMBAC Insured)
      03-01-25                                            5.38            4,000,000          3,577,200
State Health & Education Facilities Authority
   Revenue Bonds Southcoast Health System
   Series 1998A (MBIA Insured)
      07-01-27                                            4.75            3,000,000          2,333,940
State Health & Education Facilities Authority
   Revenue Bonds Valley Regional Health System
   Series 1994C (Connie Lee Insured)
      07-01-18                                            5.75            1,500,000          1,442,250
State Turnpike Authority Metro Highway System
   Revenue Bonds Series 1999A (AMBAC Insured)
      01-01-34                                            4.75            2,500,000          1,956,700
State Water Resource Authority Revenue Bonds
   Series 1992A (Secondary MBIA Insured)
      07-15-22                                            5.50            2,000,000          2,041,180
Total                                                                                       19,668,055

Michigan (4.0%)
Almont Community Schools
   Unlimited Tax General Obligation Bonds
   Series 1996 (FGIC Insured)
      05-01-22                                            5.38            1,900,000          1,728,715
Genesee County Sewer Disposal System 3
   Limited Tax General Obligation Bonds
   Series 1996A (AMBAC Insured)
      04-01-16                                            5.50            1,400,000          1,353,184
Grand Rapids Sanitary Sewer System Revenue Bonds
   Series 1998A (FGIC Insured)
      01-01-28                                            4.75            3,000,000          2,391,870
Holly Area School District
   Unlimited Tax General Obligation
   Refunding Bonds (FGIC Insured)
      05-01-25                                            4.75            1,000,000            808,230
Iron Mountain School Unlimited Tax
   General Obligation Refunding Bonds (AMBAC Insured)
      05-01-21                                            5.13            1,500,000          1,317,240
Jackson County Public Schools
   School Building & Site
   Unlimited Tax General Obligation Refunding Bonds
   Series 1999 (FGIC Insured)
      05-01-22                                            5.38            1,000,000            909,850
Kalamazoo Hospital Finance Authority
   Refunding & Improvement Bonds
   Bronson Methodist Hospital (Secondary MBIA Insured)
      05-15-12                                            6.25            3,000,000          3,188,250
Lincoln Park School District Wayne County School Building
   & Site Unlimited Tax General Obligation Bonds
   (FGIC Insured)
      05-01-26                                            5.90            1,500,000          1,587,630
Monroe County  Pollution  Control  Refunding Bonds
 Detroit Edison Series 1992I-B
   (MBIA Insured) A.M.T.
      09-01-24                                            6.55            5,000,000          5,153,600
Total                                                                                       18,438,569

Minnesota (2.2%)
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Series 1993A (Secondary FGIC Insured)
      01-01-16                                            4.75            4,250,000          3,622,530
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
      01-01-21                                            6.12            6,000,000(d)       1,651,020
Western Minnesota Municipal Power Agency
   Revenue Bonds Escrowed to Maturity (AMBAC Insured)
      01-01-16                                            6.75            4,500,000          4,668,255
Total                                                                                        9,941,805

Mississippi (1.1%)
Alcorn County Hospital Refunding Revenue Bonds
   Magnolia Regional Hospital Center (AMBAC Insured)
      10-01-13                                            5.75            1,000,000          1,002,380
State Home  Single  Family  Mortgage  Revenue  Bonds
 Series  1997H (GNMA & FNMA
   Insured) A.M.T.
      12-01-29                                            6.70            1,980,000(h)       2,017,580
State Home Single  Family  Mortgage  Revenue  Bonds
 Series 1999A (GNMA  Insured)
   A.M.T.
      06-01-31                                            5.25            2,000,000          2,032,100
Total                                                                                        5,052,060

Montana (2.0%)
Forsyth Rosebud County Pollution Refunding
   Revenue Bonds Puget Sound Power & Light
   (AMBAC Insured) A.M.T.
      08-01-21                                            7.25            4,000,000          4,201,040
State Board of Investments Payroll Tax Bonds
   Worker's Compensation Program
   Series 1991 (MBIA Insured)
      06-01-20                                            6.88            4,750,000          4,961,328
Total 9,162,368

Nevada (1.0%)
Clark County Passenger  Facility Charge
 Revenue Bonds Las Vegas McCarren Airport
   Series 1995B (Secondary AMBAC Insured) A.M.T.
      07-01-25                                            5.50            5,000,000          4,455,100

New Hampshire (1.1%)
Industrial  Development  Authority Pollution Control
 Revenue Bonds Light & Power
   Series 1989 (AMBAC Insured) A.M.T.
      12-01-19                                            7.38            5,000,000          5,151,250

New Jersey (0.1%)
Carteret Board of Education Refunding
   Certificates of Participation
   Series 1999 (MBIA Insured)
      04-15-19                                            4.75              540,000            455,782

New Mexico (0.5%)
Rio Rancho Water & Wastewater System
   Refunding Revenue Bonds
   Series 1999 (AMBAC Insured)
      05-15-22                                            4.75            1,500,000          1,233,870
Santa Fe Water Revenue Bonds (AMBAC Insured)
      06-01-24                                            6.30            1,000,000          1,059,420
Total                                                                                        2,293,290

New York (7.4%)
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1995A (Secondary MBIA Insured)
      06-15-23                                            5.50            5,000,000          4,622,300
State Dormitory Authority City University System
   Consolidated 3rd Resolution Revenue Bonds
   2nd Series 1994 (MBIA Insured)
      07-01-19                                            6.25            2,500,000          2,648,275
State Dormitory Authority State University
 Education Facility Revenue Bonds
 (Secondary AMBAC Insured)
      05-15-15                                            5.25            2,700,000          2,573,829
State Energy  Research  &  Development  Authority
 Pollution  Control  Refunding Revenue Bonds
 Rochester Gas & Electric (MBIA Insured) A.M.T.
      05-15-32                                            6.50            4,000,000          4,052,600
State Energy Research & Development Authority
 Solid Waste Disposal Revenue Bonds
   State Electric & Gas Company
   Series 1993A (MBIA Insured) A.M.T.
      12-01-28                                            5.70           11,210,000         10,377,994
State Energy Resource & Development Authority
   Gas Facility Revenue Bonds Brooklyn Union Gas
   (MBIA Insured) A.M.T.
      06-01-25                                            5.60            4,500,000          4,127,535
State Energy  Resource & Development  Authority
 Pollution  Control Bonds Series
   1987A (MBIA Insured) A.M.T.
      07-01-26                                            6.15            3,000,000          2,965,620
State Urban Development Corporation Correctional
   Capital Facilities Lease Revenue Bonds
   Series 1995-96 (AMBAC Insured)
      01-01-25                                            5.38            3,000,000          2,698,050
Total                                                                                       34,066,203

North Carolina (1.5%)
Charlotte Pre-refunded Certificates of Participation
   Convention Facility Series 1991 (AMBAC Insured)
      12-01-21                                            6.75            3,150,000          3,337,646
Concord Certificate of Participation Series 1996B
   (MBIA Insured)
      06-01-16                                            5.75            1,480,000          1,450,681
Cumberland County Financial Corporation
   Installment Payment Miscellaneous Revenue Bonds
   Public Building & Equipment Series 1998 (MBIA Insured)
      12-01-17                                            4.75            1,000,000            842,490
Fayetteville Financial Corporation Installment Payment
   Revenue Bonds Series 1996 (MBIA Insured)
      02-01-14                                            5.63              300,000            299,262
Piedmont Triad Airport Authority Revenue Bonds
   Series B (FSA Insured) A.M.T.
      07-01-21                                            6.00            1,000,000            978,740
Total                                                                                        6,908,819

North Dakota (0.8%)
Fargo Health System Meritcare Obligated Group
   Revenue Bonds Series 1996A (MBIA Insured)
      06-01-27
                                                          5.38            4,350,000          3,816,429
Ohio (1.2%)
Lorain County Hospital Facilities Refunding Revenue Bonds
   EMH Regional Medical Center
   Series 1995 (AMBAC Insured)
      11-01-21                                            5.38            2,000,000          1,792,860
Lucas County Hospital Refunding Revenue Bonds
   St. Vincent's Medical Center Series 1993C (MBIA Insured)
      08-15-22                                            5.25            1,725,000          1,509,910
Montgomery County Hospital Facility
   Refunding Revenue & Improvement Bonds
   Ketter Medical Center
   Series 1996 (MBIA Insured)
      04-01-26                                            5.50            2,500,000          2,277,325
Total                                                                                        5,580,095

Oklahoma (0.5%)
McAlester Public Works Authority Oklahoma Improvement
   Refunding Revenue Bonds (FSA Insured)
      12-01-17                                            5.25            1,470,000          1,493,549
      12-01-18                                            5.25            1,000,000          1,016,020
Total                                                                                        2,509,569

Pennsylvania (4.3%)
Allegheny County Certificates of Participation
   County Courthouse Renovation
   Series 1999 (AMBAC Insured)
      12-01-28                                            5.00            3,000,000          2,483,760
Harrisburg Authority Dauphin County Revenue Bonds
   Series 1997-II (MBIA Insured)
      09-15-22                                            5.63            2,000,000          1,869,900
Philadelphia Unlimited General Obligation Bonds
 (MBIA Insured)
      05-15-25                                            5.00            4,500,000          3,773,520
Pittsburgh Water & Sewer Authority System
   Pre-refunded Revenue Bonds Series 1991A (FGIC Insured)
      09-01-14                                            6.50           10,000,000         10,502,600
Robinson Township Municipal Authority Water & Sewer
   Revenue Bonds (FGIC Insured)
      11-15-19                                            6.00            1,290,000          1,284,389
Total                                                                                       19,914,169

Rhode Island (0.6%)
Health & Education Building Corporation Higher Education
   Facility Revenue Bonds Series 1996 (MBIA Insured)
      06-01-26                                            5.63            3,000,000          2,766,120

South Carolina (0.9%)
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds (FGIC Insured)
      01-01-21                                            6.25            1,000,000          1,035,700
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1998A (MBIA Insured)
      01-01-25                                            4.75            3,900,000          3,102,684
Total                                                                                        4,138,384

Tennessee (0.7%)
Franklin Special School District Williamson County
   Limited Tax Capital Appreciation General Obligation Bonds
   Zero Coupon (FSA Insured)
      06-01-19                                            5.79            1,425,000(d)         428,939
      06-01-20                                            5.80            2,345,000(d)         659,625
Metropolitan Government Nashville & Davidson Counties
   Sports Authority Public Improvement Revenue Bonds
   Series 1996 (AMBAC Insured)
      07-01-17                                            5.75            2,160,000          2,141,208
Total                                                                                        3,229,772

Texas (18.5%)
Austin Airport  System  Prior Lien Revenue
 Bonds  Series  1995A (MBIA  Insured) A.M.T.
      11-15-25                                            6.13            3,000,000          2,936,880
Austin Combined Utilities System Capital Appreciation
   Refunding Revenue Bonds Series 1994 Zero Coupon
   (FGIC Insured)
      05-15-17                                            5.83            5,900,000(d)       2,042,639
Austin Combined Utilities System Refunding Revenue Bonds
   Series 1994 (FGIC Insured)
     05-15-24                                             5.75            8,500,000          8,611,520
Austin Combined Utilities System Revenue Bonds
   Series 1987 (BIG Insured)
      11-15-12                                            8.63              750,000            815,775
      11-15-17                                            8.63              500,000            543,850
Bexar County Health Facility Development Hospital
   Revenue Bonds San Antonio Baptist Memorial
   Hospital System Series 1994 (MBIA Insured)
      08-15-19                                            6.75            5,000,000          5,473,300
Brazos River Authority Collateralized Pollution Control
   Refunding Revenue Bonds Texas Utility Electric
   Series 1992C (FGIC Insured) A.M.T.
      10-01-22                                            6.70           14,935,000         15,601,698
Colorado River Municipal Water District Water System
   Pre-refunded Revenue Bonds Series 1991A
   (AMBAC Insured)
      01-01-21                                            6.63            8,900,000          9,114,490
Corsicana Waterworks & Sewer System
   Refunding Revenue Bonds Series 1997A (FGIC Insured)
      08-15-22                                            5.75            2,075,000          1,993,722
Dallas County Utility & Reclamation District
   Unlimited Tax Refunding General Obligation Bonds
   Series 1999B (AMBAC Insured)
      02-15-29                                            5.88            2,000,000          1,923,120
Georgetown Combination Tax & Utilities System
   Limited Revenue Certificates of Obligation
   Series 1997 (FGIC Insured)
      08-15-17                                            5.38            1,000,000            939,750
Harris County Toll Road Senior Lien
   Pre-refunded Revenue Bonds Series 1992A
   (AMBAC Insured)
      08-15-17                                            6.50            8,170,000          8,685,445
Hillsboro Independent School District
   Unlimited Tax School Building & Refunding
   Revenue Bonds Series 1997
   (Permanent School Fund Guarantee)
      08-15-26                                            5.25            1,000,000            876,860
Houston Water & Sewer System
   Junior Lien Refunding Revenue Bonds
   Series 1997A (FGIC Insured)
      12-01-22                                            5.25            7,210,000          6,409,690
Keller Independent School District
   Unlimited General Obligation Bonds
   (Permanent School Fund Guarantee)
      08-15-30                                            5.00            2,000,000          1,660,620
League City General Obligation
   Refunding & Improvement Bonds
   Series 1990 (FGIC Insured)
      02-01-13                                            6.25            2,500,000          2,554,300
Matagorda County Navigation District 1
   Collateralized  Pollution  Control Revenue Bonds
   Central Power & Light Series
   1990 (AMBAC Insured) A.M.T.
      03-01-20                                            7.50            2,000,000          2,050,580
Municipal Power Agency Refunding Revenue Bonds
   Series 1991A (AMBAC Insured)
      09-01-12                                            6.75            5,250,000          5,518,800
Rosenberg Limited Tax General Obligation Bonds
   Series 1998 (FSA Insured)
      03-01-16                                            4.50              740,000            609,353
      03-01-17                                            4.50              785,000            638,700
Turnpike Authority Dallas North Tollway Revenue Bonds
   Addison Airport Toll Tunnel Series 1994 (FGIC Insured)
      01-01-23                                            6.60            2,000,000          2,184,300
University of Houston System Consolidated
   Pre-refunded Revenue Bonds Series 1990A (MBIA Insured)
      02-15-06                                            7.40            3,160,000          3,172,545
Total                                                                                       84,357,937

Vermont (0.2%)
University of Vermont & State Agricultural College
   Revenue Bonds Series 1998 (MBIA Insured)
      10-01-38                                            4.75            1,000,000            774,940

Virginia (5.1%)
Hanover County Industrial Development Authority
   Memorial Regional Medical Center (MBIA Insured)
      08-15-25                                            5.50            1,050,000            947,478
Loudoun County Sanitation Authority Waste & Sewer
   Refunding Revenue Bonds (MBIA Insured)
      01-01-30                                            5.25            1,435,000          1,245,106
Metropolitan Washington D.C. Airports Authority Airport
   System Revenue Bonds Series 1992A (MBIA Insured) A.M.T.
      10-01-19                                            6.63            9,420,000          9,675,847
Portsmouth Redevelopment Housing Authority
   Multi-family Housing Refunding Revenue Bonds
   (FNMA Insured)
      12-01-08                                            6.05            5,780,000          5,903,461
Upper Occoquan Sewer Authority Regional Sewer
   Revenue Bonds Series 1995A (MBIA Insured)
      07-01-29                                            4.75            4,000,000          3,164,840
William County Lease Certificate of Participation Bonds
   (MBIA Insured)
      12-01-20                                            5.50            2,590,000          2,413,362
Total                                                                                       23,350,094

Washington (0.5%)
Central Puget Sound Regional Transit Authority
   Sales Tax Revenue Bonds (FGIC Insured)
      02-01-28                                            4.75            3,000,000          2,377,860

West Virginia (1.9%)
School Building Authority Capital Improvement
   Pre-refunded Revenue Bonds (MBIA Insured)
      07-01-15                                            7.25            3,415,000          3,536,028
School Building Authority Capital Improvement
   Revenue Bonds Series 1990B (MBIA Insured)
      07-01-17                                            6.75            5,000,000          5,165,450
Total                                                                                        8,701,478

Wisconsin (0.5%)
Center District Sales Tax Appreciation Senior
   Dedicated Bonds Zero Coupon Series 1996A
   (MBIA Insured)
      12-15-17                                            6.03            4,000,000(d)       1,336,360
      12-15-21                                            5.45            3,045,000(d)         771,816
Southeast Professional Baseball Park District
   Sales Tax Revenue Bonds Zero Coupon
   (MBIA Insured)
      12-15-29                                            5.15            2,125,000(d)         320,089
Total                                                                                        2,428,265

Wyoming (1.1%)
Central Regional Water System-Joint Powers Board
   Refunding Revenue Bonds (FSA Insured)
      06-01-30                                            5.25            4,000,000          3,458,240
Green River Joint Powers Board Water & Sewer
   Refunding Revenue Bonds Sweetwater County
   Series 1999A (FSA Insured)
      03-01-24                                            5.00            2,000,000          1,685,840
Total                                                                                        5,144,080

Total municipal bonds
(Cost: $436,961,856)                                                                      $442,669,565

Municipal notes (1.7%)
Issuer(c,f)                                                     Effective         Amount         Value(a)
                                                                  yield         payable at
                                                                                 maturity

Allentown Pennsylvania Commercial &
 Individual Development Agency
   (Diocese of Allentown) V.R.
      12-01-29                                                   3.50           1,200,000          1,200,000
Cohasset Minnesota Revenue Bonds
   (Minnesota Power & Light) Series 1997B V.R.
      06-01-13                                                   4.70             600,000            600,000
East Baton Rouge Louisiana Solid Waste
   (Exxon)
      12-01-28                                                   4.85             300,000            300,000
Maricopa County Arizona Pollution Control Revenue Bonds
   (Arizona Public Service) Series 1994A
      05-01-29                                                   4.75             900,000            900,000
Minneapolis St. Paul Minnesota Housing & Redevelopment
   Health Care (Children's Hospital) Series 1995B V.R.
      08-15-25                                                   4.75           1,900,000          1,900,000
New York City Series 1994B2
      08-15-09                                                   4.75             500,000            500,000
      08-15-11                                                   4.75           1,600,000          1,600,000
Valdez Alaska Marine Terminal Revenue Bonds
   (Exxon Pipeline) Series 1993A V.R.
      12-01-33                                                   4.75             600,000            600,000
Total municipal notes
(Cost: $7,600,000)                                                                                $7,600,000
Total investments in securities
(Cost: $444,561,856)(j)                                                                         $450,269,565

See accompanying notes to investments in securities.

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:
ACA      --   ACA Financial Guaranty Corporation

AMBAC    --   American Municipal Bond Association Corporation

BIG      --   Bond Investors Guarantee

CGIC     --   Capital Guaranty Insurance Company

FGIC     --   Financial Guarantee Insurance Corporation

FHA      --   Federal Housing Authority

FNMA     --   Federal National Mortgage Association

FSA      --   Financial Security Assurance

GNMA     --   Government National Mortgage Association

MBIA     --   Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T. -- Alternative Minimum Tax -- As of Dec. 31, 1999, the value of securities subject to alternative minimum tax represented 19.66% of net assets.

B.A.N.   --   Bond Anticipation Note

C.P.     --   Commercial Paper

R.A.N.   --   Revenue Anticipation Note

T.A.N.   --   Tax Anticipation Note

T.R.A.N. --   Tax & Revenue Anticipation Note

V.R.     --   Variable Rate

V.R.D.B. --   Variable Rate Demand Bond

V.R.D.N. --   Variable Rate Demand Note

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1999. Inverse floaters in the aggregate represent 2.54% of the Fund's net assets as of Dec. 31, 1999.

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1999.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1999.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                           Notional amount

Purchase contracts Municipal Bonds, March 2000                $7,300,000

(j) At Dec. 31, 1999, the cost of securities for federal income tax purposes was approximately $444,562,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $16,699,000
Unrealized depreciation                                      (10,991,000)
                                                             -----------
Net unrealized appreciation                                  $ 5,708,000

American
 Express
Funds

AXP Insured Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN  55440-0010

Ticker Symbol
Class A:  IINSX    Class B:  IINBX      Class Y: N/A

                      PRSRT STD AUTO
                       U.S. POSTAGE
                          PAID
                       SPENCER, IA
                      PERMIT NO. 85

AMERICAN
 EXPRESS

S-6330 N (2/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.